Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica Strategic High Income

Effective on or about May 1, 2019, Transamerica Strategic High Income will be renamed Transamerica Multi-Asset Income. All references to Transamerica Strategic High Income in the Prospectuses, Summary Prospectuses and Statement of Additional Information will be revised to be Transamerica Multi-Asset Income (formerly, Transamerica Strategic High Income) on such date. In addition, effective on or about May 1, 2019, the fund’s management and sub-advisory fee schedules and contractual expense limit on Class I shares will be lowered and the contractual expense limit on all classes of the fund will be extended until March 1, 2022.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	T2	I2
Management fees[1]	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.26%	0.23%	0.24%	0.13%[2]	0.21%
Recaptured expense[3]	0.00%	0.00%	0.00%	0.00%	0.08%
Other expenses	0.26%	0.23%	0.24%	0.13%	0.13%
Total annual fund operating expenses	1.08%	1.80%	0.81%	0.95%	0.78%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.09%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08%	1.80%	0.72%	0.95%	0.78%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2019.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.72% for Class I shares, 1.20% for Class T2 and 0.95% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. “Recaptured expense” for Class I and Class I2 shares has been restated to reflect estimated recaptured amounts in the current fiscal year.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class C	$283	$566	$975	$2,116
Class I	$74	$250	$441	$993
Class T2	$394	$594	$810	$1,431
Class I2	$80	$249	$433	$966

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class C	$183	$566	$975	$2,116
Class I	$74	$250	$441	$993
Class T2	$394	$594	$810	$1,431
Class I2	$80	$249	$433	$966

* * *

Investors Should Retain this Supplement for Future Reference

March 13, 2019

Transamerica Strategic High Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

* * *

Transamerica Strategic High Income

Effective on or about May 1, 2019, Transamerica Strategic High Income will be renamed Transamerica Multi-Asset Income. All references to Transamerica Strategic High Income in the Prospectuses, Summary Prospectuses and Statement of Additional Information will be revised to be Transamerica Multi-Asset Income (formerly, Transamerica Strategic High Income) on such date. In addition, effective on or about May 1, 2019, the fund’s management and sub-advisory fee schedules and contractual expense limit on Class I shares will be lowered and the contractual expense limit on all classes of the fund will be extended until March 1, 2022.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	T2	I2
Management fees[1]	0.57%	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.26%	0.23%	0.24%	0.13%[2]	0.21%
Recaptured expense[3]	0.00%	0.00%	0.00%	0.00%	0.08%
Other expenses	0.26%	0.23%	0.24%	0.13%	0.13%
Total annual fund operating expenses	1.08%	1.80%	0.81%	0.95%	0.78%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.09%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.08%	1.80%	0.72%	0.95%	0.78%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2019.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 0.72% for Class I shares, 1.20% for Class T2 and 0.95% for Class I2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. “Recaptured expense” for Class I and Class I2 shares has been restated to reflect estimated recaptured amounts in the current fiscal year.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class C	$283	$566	$975	$2,116
Class I	$74	$250	$441	$993
Class T2	$394	$594	$810	$1,431
Class I2	$80	$249	$433	$966

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class C	$183	$566	$975	$2,116
Class I	$74	$250	$441	$993
Class T2	$394	$594	$810	$1,431
Class I2	$80	$249	$433	$966

* * *

Investors Should Retain this Supplement for Future Reference

March 13, 2019